Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Historical LTI awards were approved by the Committee in May of each year, with awards generally granted in August of each year. Commencing with the FY27 LTI awards, the Company has revised its practice to grant regular annual equity awards effective in June of each year, subject to shareholder approval at the following annual general meeting, to the extent required.
James Hardie may also grant equity awards at other appropriate times, including depending on the specific facts and circumstances regarding the grants, as determined by the Committee. James Hardie does not have any program, plan, or practice to time equity grants in coordination with the release of material, non-public information and in FY26 did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	James Hardie may also grant equity awards at other appropriate times, including depending on the specific facts and circumstances regarding the grants, as determined by the Committee. James Hardie does not have any program, plan, or practice to time equity grants in coordination with the release of material, non-public information and in FY26 did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	James Hardie does not have any program, plan, or
practice to time equity grants in coordination with the release of material, non-public information and in FY26 did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false